Business Combinations	12 Months Ended
Aug. 31, 2019
Business Combinations [Abstract]
Business Combinations
3	Business Combinations

Fiscal 2018

Astellia S.A. (renamed EXFO Solutions S.A.S.) - Business combination achieved in stages

On September 8, 2017, the company acquired a 33.1% interest in Astellia S.A. (EXFO Solutions), a publicly traded company on the NYSE Euronext Paris stock exchange. EXFO Solutions is a provider of network and subscriber intelligence-enabling mobile operators to drive service quality, maximize operational efficiency, reduce churn and increase revenue. Its vendor-independent, real-time monitoring and troubleshooting solution is used to optimize networks end-to-end from radio to core. The purchase price amounted to €10 per share for a total cash consideration of €8,567,500 (US$10,311,100).

On October 10, 2017, the company reached an agreement with EXFO Solutions to acquire EXFO Solutions’ remaining shares, at a share price of €10, for a total consideration of €17,321,380 (US$21,357,500) by way of a public tender offer. The public offering opened on December 15, 2017 and closed on January 26, 2018.

On December 21 and 22, 2017, the company acquired additional interests of 6.0% and 1.2% respectively in EXFO Solutions at a purchase price of €10 per share for a total cash consideration of €1,878,610 (US$2,218,600), which brought the company’s investment in EXFO Solutions to 40.3%.

On January 26, 2018, upon the closing of the public tender offer, the company acquired additional interest of 48.1% in EXFO Solutions at a purchase price of €10 per share for a total cash consideration of €12,452,090 (US$15,476,900), which brought the company’s investment in EXFO Solutions to 88.4% and provided the company with control over EXFO Solutions.

The company re-opened the public tender offer to acquire the remaining shares of EXFO Solutions from February 9, 2018 to February 22, 2018. During that period, the company acquired an additional interest of 8.9% in EXFO Solutions at a purchase price of €10 per share for a total cash consideration of €2,318,530 (US$2,841,400), which brought the company’s investment in EXFO Solutions to 97.3%.

Finally, on February 28, 2018, the company entered into a squeeze-out process to acquire the remaining 2.7% interest in EXFO Solutions at a share price of €10, for a total cash consideration of €672,150 (US$820,600). The binding terms of the squeeze-out process gave the company control over EXFO Solutions’ remaining shares as at February 28, 2018 and consequently, as of that date the company controlled 100% of EXFO Solutions’ shares.

The fair value of the total consideration paid for all shares of EXFO Solutions amounted to €25,888,880 (US$32,137,800) and consisted of €21,102,880 (US$26,241,000) in cash, net of EXFO Solutions’ cash of €4,786,000 (US$5,896,800) at the date of acquisition of control.

From September 8, 2017 to January 25, 2018, the investment in EXFO Solutions provided the company with significant influence over EXFO Solutions, and it was therefore accounted for under the equity method as required by IAS 28, “Investments in Associates and Joint Ventures”. Under this method, on initial recognition this investment was recognized at cost, and the carrying amount decreased to recognize the company’s share of the net loss of EXFO Solutions after the acquisition date. Included in the consolidated statement of earnings for the year ended August 31, 2018 is an equity loss pick-up of $2,079,800.

Upon the acquisition of an additional 48.1% interest in EXFO Solutions on January 26, 2018 (the “acquisition date”), the acquisition has been considered a business combination, and the acquisition was accounted for by applying the acquisition method as required by IFRS 3, “Business Combinations”, and the requirements of IFRS 10, “Consolidated Financial Statements”. Consequently, the fair value of the total consideration was allocated to the assets acquired and liabilities assumed based on management’s estimate of their fair value as at the acquisition date. The results of operations of the acquired business have been included in the consolidated financial statements of the company since January 26, 2018. The company recognized the non-controlling interest in EXFO Solutions at fair value. At the acquisition date, the carrying value of the 40.3% interest in EXFO Solutions held prior to the business combination was re-measured at fair value, that is, €10 per share, and was deemed to have been disposed of on that date. This acquisition-date re‑measurement and deemed disposal resulted in a gain of $2,079,800 that was accounted for in the consolidated statement of earnings for the year ended August 31, 2018.

In addition, upon the successive acquisitions of the non-controlling interest in February 2018, the company recorded a gain in the amount of $352,000 in shareholders’ equity, representing the excess of the carrying value of the non-controlling interest and the purchase price paid.

The following table summarizes EXFO Solutions’ contributed sales and net loss attributable to the parent interest for the period from January 26, 2018 to August 31, 2018:

Sales (1)	$16,377
Net loss attributable to the parent interest (1, 2)	$12,850

If the acquisition had occurred on September 1, 2017, consolidated pro forma sales and net loss attributable to the parent interest of the combined entities for the year ended August 31, 2018 would have been $292,134,000 and $18,768,000 respectively.

(1)	Includes acquisition-related deferred revenue fair value adjustment of $2,095,000.
(2)	Includes amortization of acquired intangible assets of $5,077,000.

The fair value of the total consideration was allocated based on an estimate of fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Accounts receivable	$16,374
Income taxes and tax credits recoverable	11,259
Inventories	3,045
Prepaid expenses	1,229
Property, plant and equipment	1,944
Core technologies	12,869
Customer relationships	8,381
Brand name	846
Other intangible assets	498
Other assets	1,402
57,847
Liabilities assumed
Accounts payable and accrued liabilities	11,068
Deferred revenue	4,748
Long-term debt (note 12)	8,888
Deferred income tax liabilities	2,692
Other liabilities	6,715
Net identifiable assets acquired	23,736

Goodwill	2,505
Fair value of the total consideration, net of cash acquired	$26,241

The fair value of the total consideration, net of cash acquired, consisted of the following at the acquisition date:

Cash paid net of cash acquired	$9,580
Fair value of shares held	12,967
Non-controlling interest (purchased in February 2018)	3,694
$26,241

The estimated fair value of acquired accounts receivable amounted to $16,374,000 as at January 26, 2018. The gross contractual amount of accounts receivable amounted to $18,758,000 as at January 26, 2018. The estimate at the acquisition date of the gross contractual cash flows not expected to be collected amounted to $2,384,000.

Acquired intangible assets are amortized on a straight-line basis over their estimated useful lives of four and eight years for core technologies, two to five years for customer relationships, and one year for brand name.

Acquired goodwill mainly represents synergies with the company’s products as well as EXFO Solutions’ acquired workforce. Acquired goodwill is not deductible for tax purposes. Goodwill was allocated to the EXFO Solutions CGU up to August 31, 2018. Since then, it has been allocated to the service assurance, systems and services CGU (note 9).

The functional currency of EXFO Solutions is the euro and as such it is considered a foreign operation. The financial operations of EXFO Solutions are translated into Canadian dollars as follows: assets and liabilities are translated at the exchange rate in effect on the date of the balance sheet; revenue and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive loss in shareholders’ equity.

Yenista Optics S.A.S. (renamed EXFO Optics S.A.S.)

On October 2, 2017, the company acquired all issued and outstanding shares of Yenista Optics S.A.S. (EXFO Optics), a privately held company located in France and a supplier of advanced optical test equipment for the research and development and manufacturing markets. The acquisition-date fair value of the total consideration amounted to €9,400,000 (US$11,052,000) and consisted of €8,114,000 (US$9,540,000) in cash, net of EXFO Optics’ cash of €1,286,000 (US$1,512,000) at the acquisition date.

This acquisition was accounted for by applying the acquisition method as required by IFRS 3, “Business Combinations”, and the requirements of IFRS 10, “Consolidated Financial Statements”; consequently, the fair value of the total consideration was allocated to the assets acquired and liabilities assumed based on management’s estimate of their fair value as at the acquisition date. The results of operations of the acquired business have been included in the consolidated financial statements of the company since October 2, 2017, being the acquisition date.

The fair value of the total consideration was allocated based on an estimate of the fair value of acquired net assets at the date of acquisition as follows:

Assets acquired
Accounts receivable	$1,889
Inventories	2,384
Property, plant and equipment	1,424
Core technologies	3,686
Customer relationships	811
In-process research and development	305
Other intangible assets	132
Prepaid expenses	171
10,802
Liabilities assumed
Accounts payable and accrued liabilities	1,035
Long-term debt (note 12)	2,143
Deferred income taxes	1,510
Net identifiable assets acquired	6,114
Goodwill	3,426
Fair value of the total consideration, net of cash acquired	$9,540

Acquired intangible assets are amortized on a straight-line basis over their estimated useful life of two to five years for core technologies and three months for customer relationships.

Acquired goodwill mainly represents synergies with the company’s products as well as EXFO Optics’ acquired workforce. Acquired goodwill is not deductible for tax purposes. Goodwill is allocated to the EXFO Optics CGU (note 9).

The functional currency of EXFO Optics is the euro, and, as such, it is considered a foreign operation. The financial operations of EXFO Optics are translated into Canadian dollars as follows: assets and liabilities were translated at the exchange rate in effect on the date of the balance sheet; revenue and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive loss in shareholders’ equity.

In connection with business combinations completed in fiscal 2018, the company incurred acquisition-related costs of $2,484,000, of which $2,236,000 were presented in selling and administrative expenses and $248,000 were presented in interest and other expense.